Current assets - cash and cash equivalents	6 Months Ended
Dec. 31, 2025
Current assets - cash and cash equivalents [Abstract]
Current assets - cash and cash equivalents
Note 6. Current assets - cash and cash equivalents

	31-Dec-25	30-Jun-25
	$'000	$'000

Cash at bank	10,843	21,001
Cash on deposit	7,020	4,058

	17,863	25,059

Cash and short-term deposits in the statement of financial position comprise cash at bank and on hand and short term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.